SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)	Jun. 30, 2025 JPY (¥)
IfrsStatementLineItems [Line Items]
Revenues from related parties	$ 943	¥ 135,890
Cost of sales	19,688	2,838,448	2,680,673	2,429,833
Sales and marketing expense	1,889	272,270	228,100	212,120
[custom:CapitalContributionFromShareholders]	2,631	379,364	30,000
Music Circus Co Ltd [member]
IfrsStatementLineItems [Line Items]
Revenues from related parties	943	135,890
Cost of sales	215	30,977
Sales and marketing expense	51	¥ 7,331
Accounts receivable	1				¥ 107
Accounts payables	89				12,900
Accounts receivables related party	$ 185				¥ 26,629